Insurance - Summary of Insurance Investment Results (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Insurance Investment Results [Abstract]
Investment return	$ 1,122	$ 2,320
Insurance finance (expense) from insurance and reinsurance contracts held	(955)	(2,098)
Movement in investment contract liabilities	(43)	(117)
Insurance investment results	$ 124	$ 105